Nationwide Life and Annuity Insurance Company • Nationwide Provident VA Separate Account A	Nationwide Life Insurance Company • Nationwide Provident VA Separate Account 1

Prospectus supplement dated February 16, 2010

to Prospectus dated May 1, 2002, as supplemented January 4, 2010
(VIP Extra Credit (NLAIC) and VIP Extra Credit (NLIC))

and

to Prospectus dated November 1, 2001, as supplemented January 4, 2010
(VIP Premier DCA (NLAIC) and VIP Premier DCA (NLIC))

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

On December 23, 2009, the Board of Trustees of the Premier VIT Trust voted to liquidate the Premier VIT – OpCap Managed Portfolio I, effective on or about April 16, 2010.

Effective April 16, 2010, this underlying mutual fund will no longer be available to receive transfers or new purchase payments.

Effective April 16, 2010, any account value allocated to this fund will be transferred to the Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV on or about April 16, 2010.